Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 14 – Subsequent Events

On April 24, 2019, the Company issued 800,000 shares of common stock in connection with the conversion of a note payable in the principal amount of $160,000.

The Company has evaluated subsequent events through the date the financial statements were released and there were no others.

NOTE 13	SUBSEQUENT EVENTS

On January 14, 2019, the Company consummated the transactions contemplated by its previously reported Distribution Agreement with Ferring International Center S.A. (“Ferring”), dated November 12, 2018.

At the closing, the Company received its initial $5,000,000 license fee. Pursuant to the Distribution Agreement, among other things, the Company granted to Ferring an exclusive license in the United States with rights to sublicense under patents related to the Company’s proprietary intravaginal culture device known as INVOcell™, together with the retention device and any other applicable accessories to market, promote, distribute and sell the Licensed Product with respect to all therapeutic, prophylactic and diagnostic uses of medical devices or pharmaceutical products involving reproductive technology (including infertility treatment) in humans. Ferring is responsible, at its own cost, for all commercialization activities for the Licensed Product in humans in the U.S. The Company does retain a limited exception to the exclusive license granted to Ferring allowing the Company, subject to certain restrictions, to establish up to five clinics that will commercialize INVO cycles in the U.S.. The Company retains all commercialization rights for the Licensed Product outside of the United States.

In January 2019 we hired Mr. Michael Campbell as COO and VP of Business Development. Mr. Campbell has been on our Board of Directors for the past sixteen months. He has over 20 years in the infertility market most recently with Cooper Surgical as the VP of the IVF America division and previously in the position of VP of the international IVF market.

In January 2019, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 60,000 shares of restricted common stock with a fair value of $26,600 to service providers for services performed.

In February 2019, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 268,615 shares of restricted common stock with a fair value of $53,168 in connection with the conversion of a note payable and accrued interest.

In March 2019 the Company decided to change its stock transfer agent from Island Stock Transfer Company to Transfer Online, Inc.  https://www.transferonline.com/ as Island is no longer able to meet the needs of INVO Bioscience.